ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of accounts receivable - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of accounts receivable [Line Items]
Related party	Total current assets
Current assets	$ 19,645	$ 2,931	$ 2,582
Qatar Airways [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of accounts receivable [Line Items]
Tax No.	Foreign
Related party	Qatar Airways
Relationship	Indirect shareholder
Country of origin	Qatar
Currency	US$
Current assets	$ 19,400	1,907
Bethia S.A. and Subsidiaries [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of accounts receivable [Line Items]
Tax No.	78.591.370-1
Related party	Bethia S.A. and Subsidiaries
Relationship	Related director
Country of origin	Chile
Currency	CLP
Current assets		988
Delta Air Lines Inc. [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of accounts receivable [Line Items]
Tax No.	Foreign
Related party	Delta Air Lines Inc.
Relationship	Shareholder
Country of origin	U.S.A.
Currency	USD
Current assets	$ 205
Granja Marina Tornagaleones S.A. [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of accounts receivable [Line Items]
Tax No.	87.752.000-5
Related party	Granja Marina Tornagaleones S.A.
Relationship	Common shareholder
Country of origin	Chile
Currency	CLP
Current assets	$ 36	31
Inmobiliaria e Inversiones Asturias S.A. [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of accounts receivable [Line Items]
Tax No.	96.782.530-1
Related party	Inmobiliaria e Inversiones Asturias S.A.
Relationship	Related director
Country of origin	Chile
Currency	CLP
Current assets	$ 1
Parque de Chile S.A. [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of accounts receivable [Line Items]
Tax No.	76.335.600-0
Related party	Parque de Chile S.A.
Relationship	Related director
Country of origin	Chile
Currency	CLP
Current assets	$ 2
Inversiones Costa Verde Ltda. y CPA. [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of accounts receivable [Line Items]
Tax No.	96.810.370-9
Related party	Inversiones Costa Verde Ltda. y CPA.
Relationship	Related director
Country of origin	Chile
Currency	CLP
Current assets	$ 1	$ 5